UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                                David M. Whitaker
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                    Date of fiscal year end: August 31, 2006

             Date of reporting period: July 1, 2005 - June 30, 2006



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The following funds invest solely in non-voting securities and, as a result, have no matters to report on Form N-PX.

Daily Assets Treasury Fund

Daily Assets Government Obligations Fund

Daily Assets Government Fund

Daily Assets Cash Fund

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By:      /s/ Anthony R. Fischer
         ___________________________
         Anthony R. Fischer, Principal Executive Officer

Date:    8/22/06
         __________________________